Deposits from the Brazilian Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2021
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
Deposits from the Brazilian Central Bank and Deposits from credit institutions

16.	Deposits from the Brazilian Central Bank and Deposits from credit institutions

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais	2021	2020	2019

Classification:
Financial liabilities at amortized cost	121,005,909	131,656,962	99,271,415
Total	121,005,909	131,656,962	99,271,415

Type:
Deposits on demand (1)	126,203	296,340	685,026
Time deposits (2)	75,754,363	76,489,490	56,602,470
Repurchase agreements	45,125,343	54,871,132	41,983,919
Of which:
Backed operations with Private Securities (3)	13,478,131	13,843,463	9,506,255
Backed operations with Government Securities	31,647,212	41,027,669	32,477,663
Total	121,005,909	131,656,962	99,271,415
(1)	Non-interest bearing accounts.
(2)	Includes operations with credit institutions resulting from export and import financing lines, transfers from the country (BNDES and Finame) and abroad, and other credit lines abroad.
(3)	Refers primarily to repurchase agreements backed by own-issued debentures.

Thousand of reais	2021	2020	2019

Currency:
Reais	62,322,887	77,743,482	58,282,793
Euro	9,309	13,156	39,522
US dollar	58,673,713	53,900,324	40,949,100
Total	121,005,909	131,656,962	99,271,415